Organization (Details Textual )	Dec. 31, 2017
China BPO Holdings Limited (''CBPO'') [Member]
Organization (Textual)
Percentage of effective ownership	100.00%
Beijing TaiyingAnrui Holding Co., Ltd [Member]
Organization (Textual)
Percentage of effective ownership	100.00%	[1]

[1]	Wholly-owned subsidiaries of Taiying